Distribution of the Bank's profit, etc. - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Diluted earnings per share [abstract]
Profit attributable to the parent	€ 6,515	€ 7,810	[1]	€ 6,619
Remuneration of contingently convertible preference shares (CCP) (millions of euros)	(595)	(560)		(395)
Profit attributable to ordinary equity holders of parent including dilutive effects	5,920	7,250		6,224
Profit (loss) from discontinued operations (net of non-controlling interests)	0	0		0
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 5,920	€ 7,250		€ 6,224
Weighted average number of shares outstanding	16,348,415,883	16,150,090,739		15,394,458,789
Dilutive effect of options/rights on shares (in shares)	35,891,644	42,873,078		50,962,887
Adjusted number of shares (in shares)	16,384,307,527	16,192,963,817		15,445,421,676
Total diluted earnings (loss) per share (in euro per share)	€ 0.361	€ 0.448	[1]	€ 0.403
Diluted earnings per share from discontinued operations (euros)	0.000	0.000		0.000
Diluted earnings per share from continuing operations (euros)	€ 0.361	€ 0.448		€ 0.403

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).